Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Directors' and key management remuneration
Schedule of directors' remuneration

	2023	2022
Directors' remuneration	£000	£000
Non-executive directors emoluments	1,574	1,685
Chairman and executive directors emoluments	6,408	5,804
	7,982	7,489
Amounts receivable under long-term incentive plans and share option plans	2,708	542
Total	10,690	8,031

Schedule of compensation of key management

	2023	2022
	£000	£000
Short-term benefits	21,098	22,175
Post-employment benefits	741	732
Share-based payments	7,264	2,547
	29,103	25,454